Related Parties Balances and Transactions (Details) - Schedule of accounts payable and accrued expenses balances - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses balances [Abstract]
Payables to related party - Officers	[1]	$ 22	$ 10
Total Payables to related party		$ 22	$ 10

[1]	Relates to Chief Executive Officer’s and Chief Financial Officer’s services